Inventories (Tables)	9 Months Ended
Sep. 30, 2019
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	September 30,	December 31,
	2019	2018
	(in US$’000)
Raw materials	1,765	652
Finished goods	13,888	11,657
	15,653	12,309